Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY PURITAN TRUST
Prospectus Date	rr_ProspectusDate	May 30, 2017
EXPIRING: 07.31 Fidelity Low-Priced Stock K6 Fund & Fidelity Value Discovery K6 Fund combo PRO-03 | Fidelity Low-Priced Stock K6 Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in low-priced stocks (those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000® Index), which can lead to investments in small and medium-sized companies. Earnings yield represents a stock’s earnings per share for the most recent 12-months divided by current price per share.